Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

	Foreign Owned
Name of Foreign	Subsidiaries'
Owned	Economic Ownership
Subsidiaries	of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Leju Hao Fang	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2019	2020
	$	$
Cash and cash equivalents	123,865,160	236,976,406
Restricted cash	—	957,242
Accounts receivable, net of allowance for doubtful accounts	142,183,616	199,050,917
Contract assets	817,286	1,884,193
Customer deposits	25,631,835	1,235,041
Amounts due from related parties	14,394,141	15,721,821
Other current assets	5,088,840	4,143,643
Total current assets	311,980,878	459,969,263
Total non-current assets	68,534,715	67,284,289
Total assets	380,515,593	527,253,552
Accounts payable	1,034,281	2,714,357
Accrued payroll and welfare expenses	29,839,798	27,228,398
Income tax payable	25,617,526	27,877,546
Other tax payable	19,150,299	19,184,369
Amounts due to related parties	3,263,567	4,737,776
Advances from customers	33,854,579	95,059,745
Lease liabilities, current	5,128,021	5,375,547
Accrued marketing and advertising expenses	46,724,846	63,973,194
Other current liabilities	28,394,803	19,030,481
Total current liabilities	193,007,720	265,181,413
Deferred tax liabilities	89,943	91,205
Lease liabilities, non-current	22,795,137	21,680,018
Total liabilities	215,892,800	286,952,636

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Total revenues	459,944,563	691,566,168	718,861,490
Cost of revenues	(64,237,782)	(59,822,537)	(65,612,576)
Net income (loss)	952,919	(2,843,984)	14,278,316
Net cash provided by operating activities	33,053,169	44,671,170	100,460,964
Net cash provided by/(used in) investing activities	31,110	(5,813,685)	(1,068,664)
Net cash used in financing activities	—	—	—

Schedule of property, plant and equipment, useful life

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2018	2019	2020
	$	$	$
Balance as of January 1	21,827,663	18,195,382	16,108,520
Provisions for doubtful accounts	1,892,838	5,530,843	4,535,063
Write offs	(4,576,818)	(7,343,322)	(8,809,126)
Changes due to foreign exchange	(948,301)	(274,383)	849,322
Balance as of December 31	18,195,382	16,108,520	12,683,779

Schedule of allowances for other receivables

	Year Ended December 31,
	2019	2020
	$	$
Balance as of January 1	—	—
Provisions for doubtful accounts	—	335,386
Write offs	—	—
Changes due to foreign exchange	—	—
Balance as of December 31	—	335,386

Schedule of the computation of basic and diluted income (loss) per share

	Year Ended December 31,
	2018	2019	2020
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$(13,480,527)	$11,521,996	$19,302,238

Weighted average number of ordinary shares outstanding—basic	135,763,962	135,770,793	136,070,785

Stock options and restricted shares	—	40,958	1,493,782
Weighted average number of ordinary shares outstanding-diluted	135,763,962	135,811,751	137,564,567

Basic income (loss) per share	$(0.10)	$0.08	$0.14

Diluted income (loss) per share	$(0.10)	$0.08	$0.14

Schedule of antidilutive securities excluded from computation of diluted income (loss) per share

	Year Ended December 31,
	2018	2019	2020
Share options and restricted shares	13,776,043	8,440,545	7,207,045

Customer risk | Accounts receivable
Schedule of concentration risk

	As of December 31,
	2019	2020
	$	$
Customer A	98,015,010	146,284,590